INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

18. INCOME TAXES

The net deferred tax amounts in the accompanying balance sheets include the following components:

	2024	2023
FEDERAL
Deferred tax assets	$3,284,218	$2,213,108
Deferred tax assets valuation allowance	(3,284,218)	(2,213,108)

NET DEFERRED FEDERAL TAX ASSETS, NET OF ALLOWANCE	$-	$-
STATE
Deferred tax assets	$666,140	$504,101
Deferred tax assets valuation allowance	(666,140)	(504,101)

NET DEFERRED STATE TAX ASSETS, NET OF ALLOWANCE	$-	$-

The income tax benefit consists of the following for the years ended December 31:

	2024	2023

Federal	$1,071,110	$1,380,691
State	162,039	315,933
Valuation allowance	(1,233,149)	(1,696,624)

INCOME TAX BENEFIT	$-	$-

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

18.	INCOME TAXES (Continued)

The change in the valuation allowance of the following at December 31:

	2024	2023

Beginning balance, January 1	$2,717,209	$1,020,585
Change in valuation allowance	1,233,149	1,696,624

VALUATION ALLOWANCE	$3,950,358	$2,717,209

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to the future realization of the deferred tax assets and has therefore established a full valuation allowance. The valuation allowance on deferred tax assets has increased by $1,233,149 during the year ended December 31, 2024.

A reconciliation of the statutory tax rate to the Company’s effective tax rates as of December 31, 2024 and 2023 is as follows:

	2024	2023

Statutory federal income tax rate	21.0%	21.0%
State taxes	3.9%	5.0%
Change in valuation allowance	(24.9%)	(26.0%)

INCOME TAX BENEFIT	0.0%	0.0%

Economic Development for a Growing Economy (EDGE) Tax Credit

The EDGE Tax Credit (the Credit) provides an incentive to businesses to support job creation, capital investment and to improve the standard of living for Indiana residents. The refundable corporate income tax credit is calculated as a percentage (not to exceed 100%) of the expected increased tax withholdings generated from new job creation. The credit certification is phased in annually for up to ten years based on the employment ramp-up outlined by the business.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

18.	INCOME TAXES (Continued)

Economic Development for a Growing Economy (EDGE) Tax Credit (Continued)

As identified in Note 1, the Company is not expected to have taxable income within the next operating year from the date these financial statements are issued, therefore, the Credit is classified as a long-term asset to be used against future Indiana taxable income. For the years ended December 31, 2024 and 2023, the Company was eligible for the Credit in the amount of $17,103 and $17,073, respectively. For the years ended December 31, 2024 and 2023, the Company recorded a valuation allowance against the available Credit as State taxable income is not expected.